THE ADVISORS' INNER CIRCLE FUND
                               [HGK LOGO OMITTED]

                                FIXED INCOME FUND

                       SEMI-ANNUAL REPORT TO SHAREHOLDERS
                              AS OF APRIL 30, 1999






                THIS INFORMATION MUST BE PRECEDED OR ACCOMPANIED
                 BY A CURRENT PROSPECTUS FOR THE FUND DESCRIBED.

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND
April 30, 1999                                                       (Unaudited)

                                      Face       Market
                                     Amount       Value
HGK FIXED INCOME FUND                 (000)       (000)
-------------------------------------------------------

[Pie chart Omitted]
Plot points are as follows:

Repurchase Agreement                      2%
U.S. Treasury Obligations                25%
U.S. Gov't. Mortgage-Backed Securities    5%
U.S. Gov't. Agency Obligations           22%
Corporate Obligations                    42%
Asset-Backed Securities                   4%


CORPORATE OBLIGATIONS (41.2%)
BROADCASTING, NEWSPAPERS & ADVERTISING (2.2%)
   TCI Communications
        7.875%, 02/15/26             $  350      $  392
                                                 ------
CHEMICALS (3.7%)
   Nova Chemicals
        7.400%, 04/01/09                650         651
                                                 ------
DIVERSIFIED OPERATIONS (4.5%)
   Rothmans Nederld
        6.875%, 05/06/08                355         348
   Tyco International
        6.875%, 01/15/29                450         438
                                                 ------
                                                    786
                                                 ------
ENTERTAINMENT (1.7%)
   Time Warner
        6.875%, 06/15/18                300         297
                                                 ------
FINANCIAL SERVICES (10.7%)
   Ford Motor Credit
        5.800%, 01/12/09                200         191
   Household Finance
        5.875%, 02/01/09                500         476
   IMC Home Equity Ser 1998-A5
        6.360%, 08/20/22                225         226
   Key Bank
        6.950%, 03/01/28                300         303
   Lehman Brothers
        6.625%, 02/05/06                150         149
        6.625%, 02/15/08                125         122
   Royal Bank of Scotland
        6.400%, 04/01/09                150         148
   US Bank
        6.500%, 02/01/08                250         251
                                                 ------
                                                  1,866
                                                 ------

                                      Face       Market
                                     Amount       Value
                                      (000)       (000)
-------------------------------------------------------
INSURANCE (0.9%)
   Delphi Funding LLC
        9.310%, 03/25/27             $  150      $  162
                                                 ------
PETROLEUM & FUEL PRODUCTS (4.2%)
   Conoco
        6.950%, 04/15/29                200         198
   Freeport-McMoran
        7.200%, 11/15/26                425         289
   Nabors Industries
        6.800%, 04/15/04                250         251
                                                 ------
                                                    738
                                                 ------
PETROLEUM REFINING (1.5%)
   YPF Sociedad Anonima
        8.000%, 02/15/04                250         254
                                                 ------
PRINTING & PUBLISHING (1.5%)
   News America Holdings
        7.750%, 12/01/45                250         256
                                                 ------
RETAIL (7.6%)
   J.C. Penney
        7.950%, 04/01/17                650         678
   Lowe's
        6.875%, 02/15/28                300         298
   Saks
        7.250%, 12/01/04                300         306
        8.250%, 11/15/08                 50          54
                                                 ------
                                                  1,336
                                                 ------
TELEPHONES & TELECOMMUNICATION (1.4%)
   AT&T
        6.500%, 03/15/29                250         239
                                                 ------
WHOLESALE (1.3%)
   Pan American Beverages
        7.250%, 07/01/09                250         224
                                                 ------
TOTAL CORPORATE OBLIGATIONS
   (Cost $7,346)                                  7,201
                                                 ------

U.S. TREASURY OBLIGATIONS (25.1%)
   U.S. Treasury Notes
        6.750%, 04/30/00                925         941
        6.250%, 05/31/00                100         101
        5.625%, 11/30/00                325         328
        6.625%, 06/30/01                700         721
        6.625%, 04/30/02                600         624
        5.750%, 08/15/03                625         637
        6.000%, 02/15/26              1,025       1,039
                                                 ------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $4,441)                                  4,391
                                                 ------

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND
April 30, 1999                                                       (Unaudited)

                                      Face       Market
                                     Amount       Value
HGK FIXED INCOME FUND (concluded)     (000)       (000)
-------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (22.0%)
   FHLMC
        5.250%, 02/16/01             $  810     $   807
        6.450%, 04/29/09                200         200
   Fannie Mae
        5.100%, 03/16/00              1,150       1,149
        6.160%, 08/07/28                575         558
   Fannie Mae MTN
        6.400%, 11/04/02                350         351
        6.000%, 01/14/05                575         577
        6.875%, 09/10/12                200         208
                                                -------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $3,865)                                  3,850
                                                -------

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES (4.8%)
   FHLMC
        5.110%, 01/19/01                500         497
   GNMA
        7.000%, 12/15/23                136         138
        6.000%, 01/20/29
        6.500%, 03/15/29                199         199
                                                -------
TOTAL U.S. GOVERNMENT MORTGAGE-
   BACKED SECURITIES
   (Cost $834)                                      834
                                                -------

ASSET-BACKED SECURITIES (3.8%)
   Countrywide Asset-Backed
     Certificates Ser 1999-1
        5.995%, 03/25/13                145         145
   Peco Energy Transition Trust Ser
     1999-A Cl A-6
        6.050%, 03/01/09                525         522
                                                -------
TOTAL ASSET-BACKED SECURITIES
   (Cost $669)                                      667
                                                -------

REPURCHASE AGREEMENT (1.6%)
   Morgan Stanley
     4.50%, dated 04/30/99,
     matures 05/03/99, repurchase
     price $279,668 (collateralized by
     U.S. Treasury Bill, 07/29/99,
     market value $285,746)             279         279
                                                -------
TOTAL REPURCHASE AGREEMENT
   (Cost $279)                                      279
                                                -------
TOTAL INVESTMENTS (98.5%)
   (Cost $17,434)                                17,222
                                                -------

                                                 Market
                                                  Value
                                                  (000)
-------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (1.5%)        $   257
                                                -------

NET ASSETS:
   Portfolio Shares
     (unlimited authorization --
     no par value) based on
     1,704,190 outstanding shares
     of beneficial interest                      17,555
   Accumulated net realized gain
     on investments                                 136
   Net Unrealized depreciation
     on investments                                (212)
                                                -------
TOTAL NET ASSETS (100.0%)                       $17,479
                                                =======

   Net Asset Value, Offering and Redemption
     Price Per Share                             $10.26
                                                 ======


CL -- CLASS
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
LLC -- LIMITED LIABILITY COMPANY
MTN -- MEDIUM TERM NOTE
SER -- SERIES

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS                          THE ADVISORS' INNER CIRCLE FUND
For the six-month period ended April 30, 1999.                       (Unaudited)

                                                                              HGK
                                                                         FIXED INCOME
                                                                             FUND
                                                                          -----------
                                                                           10/31/98
                                                                          TO 04/30/99
                                                                             (000)
--------------------------------------------------------------------------------------
Investment Income:
   Interest .........................................................        $ 499
--------------------------------------------------------------------------------------
     Total Investment Income.........................................          499
--------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees .........................................           40
   Investment Advisory Fee Waiver ...................................          (40)
   Reimbursements by Advisor.........................................           (3)
   Administrative Fees ..............................................           37
   Professional Fees ................................................           13
   Transfer Agent Fees ..............................................           14
   Printing Fees ....................................................            8
   Trustee Fees .....................................................            3
   Registration Fees ................................................            3
   Organizational Fees ..............................................            5
   Custodian Fees ...................................................            1
--------------------------------------------------------------------------------------
   Total Expenses, Net ..............................................           81

       Net Investment Income ........................................          418
--------------------------------------------------------------------------------------
   Net Realized Gain from Securities Sold ...........................          138
   Net Change in Unrealized Depreciation of Investment Securities ...         (324)
--------------------------------------------------------------------------------------
     Net Realized and Unrealized Loss on Investments ................         (186)
--------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting From Operations .............        $ 232
======================================================================================

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS              THE ADVISORS' INNER CIRCLE FUND
For the six-month period ended April 30, 1999 (Unaudited) and the year ended October 31, 1998.


                                                                                                    HGK
                                                                                                FIXED INCOME
                                                                                                    FUND
                                                                                         -------------------------
                                                                                          11/01/98      11/01/97
                                                                                         TO 04/30/99   TO 10/31/98
                                                                                            (000)         (000)
------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income ..........................................................        $   418        $    791

   Net Realized Gain from Securities Sold .........................................            138             207
   Net Change in Unrealized Depreciation of Investment Securities .................           (324)           (190)
------------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets Resulting from Operations..........................            232             808
------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
   Net Investment Income ..........................................................           (418)           (791)
   Realized Capital Gains .........................................................           (208)            (53)
------------------------------------------------------------------------------------------------------------------
     Total Distributions...........................................................           (626)           (844)
------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Proceeds from Shares Issued ....................................................          2,975           2,598
   Reinvestment of Cash Distributions .............................................            618             770
   Cost of Shares Redeemed ........................................................           (665)         (1,758)
------------------------------------------------------------------------------------------------------------------
     Increase in Net Assets Derived from Capital Share Transactions ...............          2,928           1,610
------------------------------------------------------------------------------------------------------------------
       Total Increase in Net Assets ...............................................          2,534           1,574
------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period ............................................................         14,945          13,371
------------------------------------------------------------------------------------------------------------------
   End of Period ..................................................................        $17,479         $14,945
------------------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed:
   Issued .........................................................................            287             246
   Issued in Lieu of Cash Distributions ...........................................             59              73
   Redeemed .......................................................................            (64)           (167)
------------------------------------------------------------------------------------------------------------------
   Net Increase in Share Transactions..............................................            282             152
==================================================================================================================

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                            THE ADVISORS' INNER CIRCLE FUND
For a Share Outstanding Throughout Each Period

For the six-month period ended April 30, 1999 (Unaudited) and the periods ended October 31, 1998.


          Net                Realized and                                 Net                 Net                       Ratio
         Asset                Unrealized  Distributions  Distributions   Asset               Assets       Ratio         of Net
         Value        Net      Gains or      from Net        From        Value                End      of Expenses      Income
       Beginning  Investment  (Losses) on   Investment     Capital        End      Total   of Period    to Average    to Average
       of Period    Income    Securities      Income        Gains      of Period   Return    (000)      Net Assets    Net Assets
       ---------  ---------- ------------  ------------- ------------- ---------   ------  ---------    ----------    ----------
----------------
HGK FIXED INCOME
----------------
1999**   $10.51      0.31       (0.11)        (0.31)        (0.14)       $10.26    1.50%+   $17,479       1.00%*        5.16%*
1998     $10.53      0.60        0.02         (0.60)        (0.04)       $10.51    6.00%    $14,945       1.00%         5.62%
1997     $10.29      0.60        0.24         (0.60)           --        $10.53    8.47%    $13,371       1.00%         5.85%
1996     $10.88      0.61       (0.17)        (0.61)        (0.42)       $10.29    4.29%    $12,515       1.00%         5.92%
1995(1)  $10.00      0.67        0.88         (0.67)           --        $10.88   16.07%*   $10,420       1.00%*        6.38%*


                              Ratio
             Ratio           of Net
          of Expenses      Investment
           to Average        Income to
           (Excluding    Assets (Excluding Portfolio
           Waivers and     Waivers and      Turnover
         Reimbursements)  Reimbursements)    Rate
         --------------- ----------------- ---------
----------------
HGK FIXED INCOME
----------------
1999**        1.53%*          4.63%*         148.25%
1998          1.70%           4.92%          173.93%
1997          1.64%           5.21%          256.52%
1996          1.51%           5.41%          264.02%
1995(1)       2.37%*          5.01%*         300.48%


Amounts designated as "--" are either $0 or have been rounded to $0.
 * Annualized
** For the period ended April 30, 1999.
 + Total return is for the period indicated and has not been annualized.
(1)The HGK Fixed Income Fund commenced operations on November 3, 1994.


    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
April 30, 1999                                                       (Unaudited)


1.  ORGANIZATION:
THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and a Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company with nine portfolios. The financial statements herein are those of the HGK Fixed Income Fund (the "Fund"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2.  SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of the significant accounting policies followed by the Fund.

     SECURITY VALUATION -- Investment securities of the Fund which are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price for such securities on each business day, or, if there is no such reported sales price on the valuation date, at the most recently quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recently quoted price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income. Securities for which quotations are not readily available are valued at fair value using methods determined in good faith by the Board of Trustees.

     FEDERAL INCOME TAXES -- It is the Fund's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period. Purchase discounts and premiums on securities held by the Fund are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

     NET ASSET VALUE PER SHARE -- The net asset value per share of the Fund is calculated on each business day by dividing the total value of assets, less liabilities, by the number of shares outstanding.

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements and provisions adopted by the Adviser ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund on the basis of relative daily net assets.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and paid to Shareholders monthly. Any net realized capital gains are distributed to Shareholders at least annually.

     Distributions from net investment income and net realized capital gains are determined in accordance with the U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted

NOTES TO FINANCIAL STATEMENTS (continued)        THE ADVISORS' INNER CIRCLE FUND
April 30, 1999                                                       (Unaudited)


     accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital in the period that the differences arise. These reclassifications have no effect on net assets or net asset value.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  ORGANIZATION COSTS AND TRANSACTIONS WITH AFFILIATES:
Organizational costs have been capitalized by the Trust and are being amortized on a straight line basis over a period of sixty months commencing with operations. In the event any of the initial shares of the Trust are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Portfolio will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4.  ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:
The Trust and the Administrator are parties to an Administration Agreement dated November 14, 1991, as amended and restated on May 17, 1994, under which the Administrator provides management and administrative services for an annual fee equal to the higher of $75,000 or .20% of the Fund's average daily net assets.

DST Systems Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991 as amended and restated on August 8, 1994. The Distributor receives no fees for its distribution services under this agreement.

5.  INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:
The Fund and HGK Asset Management, Inc. (the "Adviser") are parties to an Investment Advisory Agreement dated August 15, 1994 under which the Adviser receives an annual fee equal to .50% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses to not more than 1.00% of the average daily net assets of the Fund. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

First Union National Bank acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

NOTES TO FINANCIAL STATEMENTS (concluded)        THE ADVISORS' INNER CIRCLE FUND
April 30, 1999                                                       (Unaudited)


6.  INVESTMENT TRANSACTIONS:
The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended April 30, 1999 are as follows:

                                     HGK FIXED INCOME
                                        FUND (000)
                                     ----------------
Purchases
     Government ......................... $ 6,582
     Other ..............................  15,781
Sales
     Government ......................... $ 4,376
     Other ..............................  15,618

At April 30, 1999, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Fund at April 30, 1999, are as follows:




                                     HGK FIXED INCOME
                                        FUND (000)
                                     ----------------
Aggregate gross unrealized
     appreciation .......................  $  117
Aggregate gross unrealized
     depreciation .......................    (329)
                                           ------
Net unrealized depreciation .............  $ (212)
                                           ======

HGK-F-005-03